Customer Funds	12 Months Ended
Dec. 31, 2023
Customer Funds [Abstract]
CUSTOMER FUNDS

NOTE 9: CUSTOMER FUNDS

As of December 31, 2023 and 2022, customer funds include cash balances of $360 and $448 and digital asset balances of $2,882 and $2,161, respectively, that are maintained in bank and custodial accounts and are held for the exclusive benefit of customers. The Company safeguards these assets, and might be subject to security risks of loss, theft or misuse. Accordingly, consistent with the SEC Staff Accounting Bulletin No. 121 guidance, the Company records the liability reflecting the obligation to safeguard digital assets held on behalf of its customers and the corresponding customer assets, reflected at fair value upon initial recognition and subsequently at each reporting period.